Segment Information - Geographic information about revenues (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 20,633,188	$ 22,889,784
CHINA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	20,633,188	22,889,784
Foreign Countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 0	$ 0